Other Accounts Payable	12 Months Ended
Dec. 31, 2024
Other Accounts Payable [Abstract]
OTHER ACCOUNTS PAYABLE	NOTE 5:- OTHER ACCOUNTS PAYABLE
	December 31,
	2024	2023

Employees and payroll accruals	$675	$694
Accrued expenses	301	250

	$976	$944